UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington , DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill, New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-932-3271

Date of fiscal year end: December 31

Date of reporting period: MARCH 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW , Washington , DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

Converted by EDGARwiz

March 31, 2016

FAM VALUE FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR

MARKET VALUE

BOOKS: PUBLISHING & PRINTING

JOHN WILEY & SON

217,000

10,609,130

CARPETS & RUGS

MOHAWK INDUSTRIES*

103,100

19,681,790

CRUDE PETROLEUM& NATURAL GAS

 EOG RESOURCES, INC

345,000

25,040,100

FIRE, MARINE & CASUALTY INS

BERKSHIRE HATHAWAY*

163

34,792,350

LOEWS CORP

269,700

10,318,722

MARKEL CORPORATION*

53,850

48,011,044

WHITE MOUNTAINS INS

46,897

37,639,532

130,761,648

GENERAL INDUSTRIAL MACHINERY

ILLINOIS TOOL WORKS

339,950

34,824,478

INDUSTRIAL & COMMER, FANS

DONALDSON COMPANY

695,400

22,190,214

INDUSTRIAL INSTRUMENTS

KEYSIGHT TECHNOLOGIES*

470,000

13,037,800

INSURANCE AGENTS, BROKERS

BROWN & BROWN INC

1,209,696

43,307,116

INVESTMENT ADVICE

FRANKLIN RESOURCES

580,000

22,649,000

LABORATORY ANALYTICAL INSTRUMENTS

WATERS CORP*

125,000

16,490,000

OPERATORS OF NONRESIDENIAL BUILDINGS

BROOKFIELD ASSET MGT

1,102,500

38,355,975

PUMPS & PUMPING EQUIPMENT

GRACO INC.

215,550

18,097,578

IDEX CORP.

576,750

47,801,040

65,898,618

REAL ESTATE INVEST TRUST

STARWOOD HOTELS

161,000

13,432,230

RETAIL- EATING PLACES

YUM! BRANDS, INC  .

245,600

20,102,360

RETAIL - AUTO & HOME STORE

AUTOZONE, INC*

41,700

33,221,973

RETAIL-AUTO DEALERS

CARMAX, INC*

615,000

31,426,500

RETAIL-CATALOG & MAIL ORDER

CDW CORPORATION

858,000

35,607,000

RETAIL-FAMILY CLOTHING

ROSS STORES, INC

810,688

46,938,835

RETAIL-SHOE STORES

DSW INC.

563,709

15,580,916

SAVINGS INSTITUTIONS

FOREST CITY ENTERPRI

680,000

14,341,200

SEARCH, DETECTION, NAVIGATION SYSTEMS

FLIR SYSTEMS INC

624,728

20,584,787

SECURITY & COMMODITY BROKER DEALERS

T ROWE PRICE GROUP

304,500

22,368,570

SEMICONDUCTORS & RELATED DEVICES

MICROCHIP TECHNOLOGY

295,000

14,219,000

XILINX, INC

50,000

2,371,500

16,590,500

SERVICES-ADVERTISING AG

INTERPUBLIC GROUP

1,182,700

27,142,965

SERVICES-EQUIPMENT RENTAL

McGRATH RENTCORP

155,280

3,894,422

SERVICES-HOSPITALS

MEDNAX, INC*

451,400

29,169,468

STATE COMMERCIAL BANKS

M&T BANK CORP

179,000

19,869,000

BANK OF THE OZARKS

506,000

21,236,820

SOUTH STATE CORP

234,110

15,036,885

56,142,705

SURGICAL & MEDICAL INST

STRYKER CORP

216,000

23,174,640

TRANSPORTATION OF FREIGHT

FORWARD AIR CORP

389,233

17,640,039

TRUCKING (NO LOCAL)

KNIGHT TRANSPORT

161,720

4,228,978

LANDSTAR SYSTEM INC*

72,785

4,702,638

8,931,616

WHOLESALE-MEDICAL, DENTAL EQUIP

PATTERSON COS INC

445,000

20,705,850

COMMON STOCK TOTAL

899,842,451

CASH EQUIVALENTS

AIM SHORT TERM TREAS

85,315,730

CASH EQUIVALENTS TOTALS

85,315,730

FINAL TOTALS

985,158,181

March 31, 2016

FAM EQUITY-INCOME

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR

MARKET VALUE

CRUDE PETROLEUM & NATURAL

EOG RESOURCES, INC

78,000

5,661,240

DOLLS & STUFFED TOYS

MATTEL, INC

98,299

3,304,812

FIRE,MARINE & CASUALTY IN

ONEBEACON INS. GROUP

329,555

4,195,235

FOOD & KINDRED PRODUCTS

FLOWERS FOODS, INC

447,550

8,261,773

GENERAL INDUSTRIAL MACH

INGERSOLL-RAND PLC

54,700

3,391,947

INDUSTRIAL & COMMERCIAL F

DONALDSON COMPANY

125,600

4,007,896

INSURANCE AGENTS, BROKERS

ARTHUR J GALLAGHER

137,920

6,134,681

INVESTMENT ADVICE

FRANKLIN RESOURCES

89,900

3,510,595

PLASTICS PRODUCTS, NEC

TUPPERWARE BRANDS CO

66,000

3,826,680

PUMPS & PUMPING EQUIPMENT

IDEX CORP.

62,984

5,220,113

REAL ESTATE INVESTMENT

DIGITAL REALTY TRUST

71,000

6,282,790

REFUSE SYSTEMS

US ECOLOGY INC

186,569

8,238,887

RETAIL-CATALOG & MAIL ORDER

CDW CORPORATION

217,000

9,005,500

RETAIL-FAMILY CLOTHING

AMERICAN EAGLE OUTFI

114,000

1,900,380

ROSS STORES, INC

129,686

7,508,819

9,409,199

RETAIL-SHOE STORES

DSW INC.

250,201

6,915,555

SEMICONDUCTORS & RELATED

MICROCHIP TECHNOLOGY

101,000

4,868,200

XILINX, INC

156,414

7,418,716

12,286,916

SERVICES-EQUIPMENT RENTAL

McGRATH RENTCORP

47,320

1,186,785

SERVICES-PREPACKAGED SOFTWARE

NATIONALINSTRUMENTS

122,000

3,673,420

STATE COMMERCIAL BANKS

M&T BANK CORP

15,000

1,665,000

SOUTH STATE CORP

58,000

3,725,340

STOCK YARDS BANCORP

60,000

2,311,800

7,702,140

SURGICAL & MEDICAL INSTRUMENTS

STRYKER CORP

95,500

10,246,195

WATER SUPPLY

AQUA AMERICA INC

198,750

6,324,225

WHOLESALE INDUSTRIAL MACHINERY

AIRGAS INC

57,000

8,073,480

WHOLESALE MEDICAL & DENTAL SUPPLIES

PATTERSON COS INC

121,000

5,630,130

WHOLESALE PETROLEUM & RELATED PRODUCTS

MACQUARIE INFRASTRUCTURE

66,000

4,451,040

COMMON STOCK TOTAL

146,941,239

CASH EQUIVALENTS

AIM SHORT TERM TREAS

14,104,815

CASH EQUIVALENTS TOTALS

14,104,815

FINAL TOTALS

161,046,054

March 31, 2016

FAM SMALL CAP FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR

MARKET VALUE

TRANSPORTATION OF FREIGHT

ECHO GLOBAL LOGISTIC*

237,200

6,442,352

COMMERCIAL PRINTING

MULTI-COLOR CORP*

72,230

3,853,470

CRUDE PETROLEUM & NATURAL GAS

EVOLUTION PETROLEUM

517,300

2,514,078

ELECRICAL INDUSTRIAL APPARATUS

THERMON GROUP HLDGS*

180,000

3,160,800

FARM & MACHINERY EQUIPMENT

LINDSAY CORP

18,535

1,327,291

FIRE,MARINE & CAUSUALTY IN

INFINITY P&C CORP.

34,265

2,758,332

INSURANCE CARRIERS, NEC

HALLMARK FINL SVCS*

366,489

4,214,623

INVESTMENT ADVICE

DIAMOND HILL INVESTM

15,460

2,741,985

WESTWOOD HOLDINGS GR

89,087

5,224,952

7,966,937

MOTORS & GENERATORS

FRANKLIN ELECTRIC

157,000

5,050,690

NATIONAL COMMERCIAL BANK

NATIONAL COMMERCE CO*

232,400

5,486,964

PAINTS,VARNISHES, LACQUER

FERRO CORPORATION*

404,474

4,801,106

REAL ESTATE

CONS TOMOKA LAND CO

66,200

3,054,468

FRP HOLDINGS INC*

146,335

5,209,526

8,263,994

REFUSE SYSTEMS

US ECOLOGY INC

117,300

5,179,968

REITS - DIVERSIFIED

ASHFORD HOSPITALITY

257,134

3,000,753

RETAIL OPPORTUNITY I

165,000

3,319,800

6,320,553

RETAIL-CATALOG & MAIL ORDER

PC CONNECTION

228,600

5,900,166

RETAIL-EATING PLACES

BIGLARI HOLDINGS INC*

10,883

4,045,319

SERVICES-ENGINEERING SE

MISTRAS GROUP, INC*

217,600

5,389,952

SERVICES-EQUIPMENT RENT

McGRATH RENTCORP

33,645

843,816

STATE COMMERCIAL BANKS

FIRST NBC BANK HLDG*

125,000

2,573,750

PINNACLE FINANCIAL

26,500

1,300,090

STONEGATE BANK

138,000

4,134,480

SOUTH STATE CORP

13,300

854,259

8,862,579

TELEPHONE & TELEGRAPH APP

FABRINET*

192,950

6,241,932

WHOLESALE-COMPUTERS, PER

SCANSOURCE, INC*

132,000

5,330,160

COMMON STOCK TOTAL

103,955,089

CASH EQUIVALENTS

AIM SHORT TERM TREAS

8,501,084

CASH EQUIVALENTS TOTALS

8,501,084

FINAL TOTALS

112,456,173

*Non-income-producing security

**  FAM Funds - MARCH 31, 2016

Value Fund

Equity-Income

Small Cap

Unrealized appreciation (a)

$525,975,088

$55,984,404

$18,674,452

Unrealized depreciation (b)

-$5,286,712

-$1,469,913

-$3,561,810

Net unrealized apprec/deprec ( c)

$520,688,376

$54,514,491

$15,112,642

Aggregate cost of securities (d)

$464,469,805

$106,531,563

$97,343,531

The following is a summary of each Series significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”),  followed by the

Funds in the preparation of its financial statements.

a)    Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in Invesco Short Term Treasury Fund are

valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources

(observable inputs) and the Fund’s own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Series net assets as of September 30, 2014:

FAM Value Fund

Level 1

Common Stocks

$899,842,450

Temporary Investments

$  85,315,731

Total Investments in Securities

$985,158,181

FAM Equity-Income Fund

Level 1

Common Stocks

$146,941,238

Temporary Investments

$   14,104,816

Total Investments in Securities

$161,046,054

FAM Small Cap Fund

Level 1

Common Stocks

$  103,955,089

Temporary Investments

$    8,501,084

Total Investments in Securities

$   112,456,173

During the period ended March 31, 2016 there were no Level 2 or 3 inputs used to value the Funds’

net assets.  Refer to the Statement of Investments to view securities segregated by industry type.

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	MAY 10, 2016
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	MAY 10, 2016

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	MAY 10, 2016